Intangible Assets, Net	6 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2023 and June 30, 2023:

	December 31, 2023	June 30, 2023
Customer relationships	$7,748,590	$7,748,590
Copyrights and trademarks	242,556	242,556
Software	36,276	35,556
Senior care service app	42,356	41,518
Less: accumulated amortization	(1,504,307)	(1,485,359)
Less: impairment loss	(6,551,529)	(6,551,529)
Intangible assets, net	$13,942	$31,332

On June 14, 2022 and December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company. On July 8, 2022, the Company issued 28,041,992 ordinary shares (2,804 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919). On December 20, 2022, the Company issued 4,660,129 ordinary shares (9,320 shares retrospectively adjusted for effect of reverse stock splits on April 13, 2023, September 25, 2023 and February 14, 2024) at an aggregate fair value of $2,853,596 (par value of $9,320 and additional paid-in capital of $2,844,276).

Based on the valuations report from independent third-party valuation firms used in the purchase price allocation, the Company recorded customer relationships of $6,321,792 with useful life of five years as intangible assets. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. Customer relationships recorded by the Company includes Zhongrun’s practice of establishing relationships with its customers through contracts and regular contact by sales and representatives.

On July 30, 2022, the Company’s board of directors approved to acquire 100% of the equity interests of Chuangying and its subsidiaries from Lin Jianying, in consideration for an aggregate of 14,438,584 ordinary shares (1,444 ordinary shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) of the Company valued at RMB39.2 million (approximately $5.59 million) with a per share issuance price equal to 130% of the average of the Nasdaq closing price for the consecutive twenty trading days preceding July 26, 2022, or $0.39.

Based on the valuations report from independent third-party valuation firms used in the purchase price allocation, the Company recorded customer relationships of $1,426,798 with useful life of ten years and copyrights and trademarks of $242,556 with useful life of five years as intangible assets. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. Customer relationships recorded by the Company includes Chuangying’s practice of establishing relationships with its customers through contracts and regular contact by sales and representatives.

As of December 31, 2023 and June 30, 2023, there were no any pledged intangible assets to secure bank loans. The Company recorded amortization expense of $17,872 and $716,974 for the six months ended December 31, 2023 and 2022. For the six months ended December 31, 2023 and 2022, the Company recorded no impairment losses for intangible assets. For the six months ended December 31, 2023 and 2022, the Company recorded no disposal of intangible assets.

Estimated future amortization expense is as follows as of December 31, 2023:

Years ending December 31,	Amortization expense

2024	$13,942
$13,942